UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



           Report for the Calendar Year or Quarter Ended June 30, 2005

Check here if Amendment:           |_|; Amendment Number: __

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Egerton Capital Limited Partnership

Address:  2 George Yard
          Lombard Street
          London, England EC3V 9DH

13F File Number: 28-04857

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   John Armitage
Title:  Managing Director, Egerton Capital Limited (General Partner)
Phone:  011442074109090


Signature, Place and Date of Signing:

/s/ John Armitage                London, England               August 11, 2005
-----------------------     --------------------------    ----------------------
     [Signature]                [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  4

Form 13F Information Table Value Total: $ 301,809
                                         (thousands)


List of Other Included Managers:

NONE

------------------------------------------------------------------------------------------------------------------------------------
      COLUMN 1                 COLUMN 2        COLUMN 3   COLUMN 4        COLUMN 5        COLUMN 6    COLUMN 7     COLUMN 8
                                                          VALUE      SHRS OR    SH/ PUT/  INVESTMENT  OTHER    VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS  CUSIP      (X$1000)   PRN AMT    PRN CALL  DISCRETION  MANAGER  SOLE  SHARED     NONE
------------------------------------------------------------------------------------------------------------------------------------

COMPANHIA DE BEBIDAS DAS AME   SPONSORED ADR   20441W104    15,660     615,100  SH        Sole        None            615,100
COMPANHIA DE BEBIDAS DAS AME   SPON ADR PFD    20441W203    29,571     957,000  SH        Sole        None            957,000
OPEN JT STK CO-VIMPEL COMMUN   SPONSORED ADR   68370R109   163,579   4,806,900  SH        Sole        None          4,806,900
PARTNERRE LTD                  COM             G6852T105    92,999   1,443,638  SH        Sole        None          1,443,638
------------------------------------------------------------------------------------------------------------------------------------
TOTAL                                                      301,809




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